Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Transactions with Related Parties
23.
Transactions with related parties

In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form. The Group had the following transactions outstanding with related parties:

	2022		2023
	Transactions with related parties	Total category as per financial statements captions	Transactions with related parties	Total category as per financial statements captions
Consolidated statements of financial position

Loans to customers	3,057	3,369,512	2,435	4,478,489
- entities controlled by the key management personnel of the Group	-		2,435
- other related parties	3,057		-

Allowance for impairment losses on loans to customers	(7)	(214,702)	(2)	(242,532)
- entities controlled by the key management personnel of the Group	-		(2)
- other related parties	(7)		-

Other assets	20	74,780	1,196	135,598
- entities controlled by the key management personnel of the Group	3		1,196
- other related parties	17		-

Customer accounts	16,442	4,000,690	15,259	5,441,456
- entities controlled by the key management personnel of the Group	5,462		9,526
- key management personnel of the Group	478		5,662
- other related parties	10,502		71

Other liabilities	1,339	70,850	5,050	115,272
- entities controlled by the key management personnel of the Group	198		5,004
- key management personnel of the Group	-		46
- other related parties	1,141		-

	2021		2022		2023
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Consolidated Statements of Profit or Loss

Net fee revenue	-	467,493	-	679,782	4,161	987,967
- entities controlled by the key management personnel of the Group	-		-		4,008
- key management personnel of the Group	-		-		153

Interest revenue	362	422,075	314	574,426	259	833,516
- other related parties	362		314		259	6

Other gains (losses)	-	(4,746)	-	16,384	2	23,200
- entities controlled by the key management personnel of the Group	-		-		2

COSTS AND OPERATING EXPENSES
Interest expense	(166)	(171,491)	(403)	(278,676)	(544)	(478,010)
- entities controlled by the key management personnel of the Group	(6)		(176)		(507)
- key management personnel of the Group	(22)		(19)		(34)
- other related parties	(138)		(208)		(3)
Transaction expenses	-	(16,542)	-	(22,188)	(137)	(27,470)
- entities controlled by the key management personnel of the Group	-		-		(137)

Cost of goods and services	-	(56,829)	-	(82,747)	(5,129)	(166,356)
- entities controlled by the key management personnel of the Group	-		-		(5,129)

During the years ended 31 December 2021, 2022 and 2023, transaction expenses attributable to loans to customers and paid to entities controlled by the key management personnel of the Group, were KZT 10,981 million, KZT 4,862 million and KZT 5,748 million, respectively.

Up until its acquisition in October 2023, Kolesa Group was an entity controlled by the key management personnel of the Group and was a party to an agreement, under which we were paying fees to Kolesa Group for car loans generated on Kolesa’s car classifieds platform, which are presented as transaction expenses attributable to loans to customers in the table above.

For the years ended 31 December 2022 and 2023, the total value of goods purchased from entities controlled by the key management personnel was KZT Nil and KZT 4,310 million, respectively, from which KZT Nil and KZT 3,906 million, respectively, recognised in cost of goods and services.

For the year ended 31 December 2023, the Group acquired from entities controlled by the key management personnel a commercial property for KZT 4,779 million and a land plot for KZT 1,665 million.

Compensation to directors and other members of key management is presented as follows:

	2021		2022		2023
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption

Employee benefits	(782)	(58,285)	(800)	(68,509)	(535)	(86,326)
Share-based compensation	(11,381)	(20,057)	(7,298)	(19,984)	(4,815)	(20,859)